Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Summary of Revenue

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$220,190	$227,185	$233,651
Other revenues
Government grants income	1,704	1,393	1,363
Rental income	1,120	1,196	885
Others	185	194	215
	3,009	2,783	2,463
Total	$223,199	$229,968	$236,114

Summary of Contract Balances
b.
Contract balances

	January 1,	December 31
	2024	2024	2025
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 11)	$24,842	$26,026	$27,396
Contract assets
Products and service bundling	$9,297	$10,446	$10,992
Others	1,206	2,306	2,345
Less : Loss allowance	(21)	(24)	(28)
	$10,482	$12,728	$13,309
Current	$6,713	$8,401	$8,576
Noncurrent	3,769	4,327	4,733
	$10,482	$12,728	$13,309
Contract liabilities
Telecommunications business	$14,016	$13,931	$13,541
Project business	6,654	8,015	12,061
Advance house and land receipts (Notes 12 and 42)	460	1,064	1,228
Others	518	832	1,033
	$21,648	$23,842	$27,863
Current	$14,088	$16,301	$21,296
Noncurrent	7,560	7,541	6,567
	$21,648	$23,842	$27,863

Summary of Changes in Contract Assets and Contract Liabilities	Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$7,961	$8,617	$8,351
Reclassified to trade receivables	(6,574)	(7,443)	(7,842)
	$1,387	$1,174	$509
Contract liabilities
Net increase of customer contracts	$187	$197	$224
Recognized as revenues	(173)	(184)	(215)
	$14	$13	$9

Summary of Revenue Recognized

Revenue recognized for the year that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$6,660	$6,721	$6,889
Project business	5,290	4,474	5,072
Others	540	459	540
	$12,490	$11,654	$12,501

Summary of Incremental Costs of Obtaining Contracts
c.
Incremental costs of obtaining contracts

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current
Incremental costs of obtaining contracts	$339	$339

Noncurrent
Incremental costs of obtaining contracts	$1,222	$1,109